ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199
WWW.ROPESGRAY.COM

September 24, 2015

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”)

(Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated September 8, 2015, for Class R6 shares of AllianzGI Global Allocation Fund and AllianzGI NFJ International Small-Cap Value Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A (the “R6 Amendment”); and

2. the text of the R6 Amendment was filed electronically with the Commission on September 8, 2015 pursuant to Rule 485(b) under the Securities Act.

This filing pursuant to Rule 497(j) was intended to be submitted electronically within five days after the commencement of the public offering of Class R6 shares of AllianzGI Global Allocation Fund and AllianzGI NFJ International Small-Cap Value Fund, which followed the effective date of the R6 Amendment referenced above.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert Schmidt

Robert Schmidt

cc:	Julian Sluyters

Thomas J. Fuccillo, Esq.

Angela Borreggine, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.